Nuveen Large Cap Value Fund
Nuveen Large Cap Value Fund
Investment Objective
The investment objective of the Fund is to provide investors with long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 45 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 49 of the prospectus, in the appendix to this prospectus titled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries,” and “Purchase and Redemption of Fund Shares” on page S-71 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Large Cap Value Fund - USD ($)		Class A	Class C	Class R3	Class R6	Class I	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none
Exchange Fee		none	none	none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	$ 15	$ 15	none	none	$ 15	$ 15
[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Large Cap Value Fund		Class A	Class C	Class R3	Class R6	Class I	Class T
Management Fees		0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none	0.25%
Other Expenses		0.15%	0.15%	0.14%	0.08%	0.15%	0.15%
Total Annual Fund Operating Expenses		1.05%	1.80%	1.29%	0.73%	0.80%	1.05%
Fee Waivers and/or Expense Reimbursements	[1],[2]	(0.05%)	(0.05%)	(0.04%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.00%	1.75%	1.25%	0.68%	0.75%	1.00%
[1]	Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees.
[2]	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through July 31, 2019 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.79% (1.20% after July 31, 2019) of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 shares will be less than the expense limitation. The expense limitation expiring July 31, 2019 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the lesser of Total Annual Fund Operating Expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Nuveen Large Cap Value Fund - USD ($)	Class A	Class C	Class R3	Class R6	Class I	Class T
1 Year	$ 671	$ 178	$ 127	$ 69	$ 77	$ 349
3 Years	882	559	403	225	247	568
5 Years	1,114	967	701	398	436	807
10 Years	$ 1,777	$ 2,109	$ 1,551	$ 899	$ 982	$ 1,493

Expense Example, No Redemption - Nuveen Large Cap Value Fund - USD ($)	Class A	Class C	Class R3	Class R6	Class I	Class T
1 Year	$ 671	$ 178	$ 127	$ 69	$ 77	$ 349
3 Years	882	559	403	225	247	568
5 Years	1,114	967	701	398	436	807
10 Years	$ 1,777	$ 2,109	$ 1,551	$ 899	$ 982	$ 1,493

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 152% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization companies. Large-capitalization companies are defined as companies that have market capitalizations within the market capitalization range of the companies in the Russell 1000 Index on the last business day of the month in which its most recent reconstitution was completed. Reconstitution of the index currently is completed in June of each year. On June 30, 2017, the range was $1.8 billion to $744.6 billion. Substantially all of the equity securities in which the Fund invests will be included in the Fund’s benchmark index, the Russell 1000 Value Index, at the time of purchase.

The Fund’s sub-adviser will select securities using an investment process that combines quantitative techniques, fundamental analysis and risk management. Securities generally are added to the portfolio based both on security rankings provided by multi-factor quantitative models and on fundamental analysis of the securities. In addition, the sub-adviser will utilize risk management techniques to establish constraints on the amounts invested in individual securities and sectors. The Fund’s sub-adviser will generally sell a security if its model ranking declines or research reveals a deterioration of the company’s fundamentals.

The Fund may enter into stock index futures contracts to manage cash flows into and out of the Fund.
Principal Risks
The value of your investment in this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, listed alphabetically, include:

Active Management Risk—The Fund’s sub-adviser actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the investment techniques and risk analyses employed by the Fund’s sub-adviser may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider or a financial intermediary to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders. Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.

Equity Security Risk—Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.

Frequent Trading Risk—The Fund’s portfolio turnover rate may exceed 100%. Frequent trading of portfolio securities may produce capital gains, which are taxable to shareholders when distributed. Frequent trading may also increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells securities, which may detract from the Fund’s performance.

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs, which could leave the Fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

Investment Strategy Risk—Proprietary and third party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance. Furthermore, there can be no assurance that the quantitative models used in managing the Fund will perform as anticipated or enable the Fund to achieve its objective.

Large-Cap Stock Risk—Because it invests primarily in large-capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor.

Value Stock Risk—The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s performance information prior to June 24, 2013 reflects the Fund’s performance under the management of multiple sub-advisers using investment strategies that differed significantly from those currently in place. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.
The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Class A Annual Total Return
[1]	Class A year-to-date total return as of September 30, 2017 was 9.20%. The performance of the other share classes will differ due to their different expense structures.

During the ten-year period ended December 31, 2016, the Fund’s highest and lowest quarterly returns were 16.94% and -21.89%, respectively, for the quarters ended September 30, 2009 and December 31, 2008.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers had not been in place, returns would have been reduced.

Performance is not shown for Class R6 or Class T shares, which have not been offered for a full calendar year.
Average Annual Total Returns for the Periods Ended December 31, 2016
Average Annual Total Returns - Nuveen Large Cap Value Fund		Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A		Aug. 07, 1996	12.44%	12.54%	5.39%
Class A | (return after taxes on distributions)		Aug. 07, 1996	12.09%	10.16%	3.69%
Class A | (return after taxes on distributions and sale of Fund shares)		Aug. 07, 1996	7.33%	9.31%	3.86%
Class C		Aug. 07, 1996	18.46%	13.04%	5.23%
Class R3		Aug. 04, 2008	19.04%	13.60%		7.75%
Class R3 | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	[1]					8.82%
Class R3 | Lipper Multi-Cap Value Funds Category Average (reflects no deduction for taxes or sales loads)	[2]					8.36%
Class I		Aug. 07, 1996	19.62%	14.16%	6.27%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	[1]		17.34%	14.80%	5.72%
Lipper Multi-Cap Value Funds Category Average (reflects no deduction for taxes or sales loads)	[2]		15.81%	13.36%	5.46%
[1]	An index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
[2]	Represents the average annualized returns for all reporting funds in the Lipper Multi-Cap Value Funds Category.